Summary of Significant Accounting Policies - Schedule Of Expected Credit Losses For Quality Assurance Commitment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Opening balance	¥ 3,555,618
Ending balance	3,306,132	$ 465,659	¥ 3,555,618
Expected Credit Losses For Quality Assurance [Member]
Expected Credit Losses For Quality Assurance Commitment [Line Item]
Opening balance	3,555,618		3,188,561	¥ 2,390,501
Provision for credit losses of quality assurance obligations	4,068,436		3,018,912	1,904,473
Payouts during the year	(11,440,275)		(9,301,920)	(7,227,869)
Recoveries during the year	7,122,353		6,650,065	6,121,456
Ending balance	¥ 3,306,132		¥ 3,555,618	¥ 3,188,561